2012 Stock Option Plan	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
2012 Stock Option Plan
12. 2012 Stock Option Plan

On December 11, 2012, the Company adopted the 2012 Stock Plan (“the Plan”). Under the terms of the Plan, 3,000,000 shares of our Common Stock have been reserved for future issuance. The Plan authorizes the granting of non-qualified stock options to our directors and to any independent consultants. The Plan is administered by the Company’s board of directors, and may also be administered by a committee appointed by the board of directors (the “Committee”). The Committee may determine persons eligible for grants and the timing, type, amount, fair market value and other provisions of such grants. The Committee will have authority, subject to the express provisions of the Plan, to construe the Plan and the option agreements granted pursuant to the Plan, to prescribe, amend and rescind rules and regulations relating to the Plan, and to make all other determinations in the judgment of the Committee necessary or desirable for the administration of the Plan. The Committee may correct any defect or supply any omission or reconcile any inconsistency in the Plan or in any option agreement in the manner and to the extent it shall deem expedient to promote the best interests of the Company. The Plan terminates on December 9, 2022.

The Plan provides that the determination of the option price per share for any option rests in discretion of the Committee. Options granted under the Plan must be granted within ten years from the date on which the Plan has been adopted. No options granted under the Plan may be exercisable after ten years from the date of grant. The Company’s board of directors may suspend or terminate the Plan in whole or in part or amend the Plan in such respects as the board may deem appropriate and in the best interest of the company. No amendment, suspension or termination of the Plan shall, however, without the optionee's consent, alter or impair any of the rights or obligations granted under the Plan.

On November 12, 2013, the Company granted non-qualified stock options to purchase an aggregate of 475,000 shares of the Company’s Common Stock under the plan, each at an exercise price of $0.89 per share. The options vest over three years as follows:

Options vested on November 12, 2013	190,000
Options vesting on November 12, 2014	142,500
Options vesting on November 12, 2015	142,500

475,000

The Company uses the Black-Scholes-Merton option pricing model to estimate the fair value of stock options. The principal assumptions utilized in valuing stock options include the expected stock price volatility (based on the most recent historical period beginning December 12, 2012); the expected option life; the expected dividend yield; and the risk-free rate (an estimate based upon the yields of Treasury constant maturities) equal to the expected life of the option. The fair values for the options, all of which were granted in 2013, were determined using the Black-Scholes-Merton option pricing model with the following assumptions:

Dividend yield	0.00%
Risk-free interest rates	2.80%
Expected volatility	72.68%
Expected term (in years)	10

There was no reduction for estimated forfeitures. Under this model and the foregoing assumptions, the options granted in 2013 were valued at $151,053. Of this amount, $87,452, $15,900 and $47,701 is attributable to executives, employees and consultants, respectively. These amounts are included in general and administrative expenses in the accompanying Consolidated Statements of Operations. Equity-based compensation in the three months ended March 31, 2014 was $34,142.

12. 2012 Stock Option Plan

On December 11, 2012, the Company adopted the 2012 Stock Plan (“the Plan”).  Under the terms of the Plan, 3,000,000 shares of our Common Stock have been reserved for future issuance.  The Plan authorizes the granting of non-qualified stock options to our directors and to any independent consultants.  The Plan is administered by the Company’s board of directors, and may also be administered by  a committee appointed by the board of directors (the “Committee”).  The Committee may determine persons eligible for grants and the timing, type, amount, fair market value and other provisions of such grants.  The Committee will have authority, subject to the express provisions of the Plan, to construe the Plan and the option agreements granted pursuant to the Plan, to prescribe, amend and rescind rules and regulations relating to the Plan, and to make all other determinations in the judgment of the Committee necessary or desirable for the administration of the Plan.  The Committee may correct any defect or supply any omission or reconcile any inconsistency in the Plan or in any option agreement in the manner and to the extent it shall deem expedient to promote the best interests of the Company.  The Plan terminates on December 9, 2022.

The Plan provides that the determination of the option price per share for any option rests in discretion of the Committee.  Options granted under the Plan must be granted within ten years from the date on which the Plan has been adopted.  No options granted under the Plan may be exercisable after ten years from the date of grant.  The Company’s board of directors may suspend or terminate the Plan in whole or in part or amend the Plan in such respects as the board may deem appropriate and in the best interest of the company.  No amendment, suspension or termination of the Plan shall, however, without the optionee's consent, alter or impair any of the rights or obligations granted under the Plan.

On November 12, 2013, the Company granted non-qualified stock options to purchase an aggregate of 475,000 shares of the Company’s Common Stock under the Plan,each at an exercise price of $0.89 per share. The options vest over three years as follows:

Options vested on November 12, 2013	190,000
Options vesting on November 12, 2014	142,500
Options vesting on November 12, 2015	142,500

475,000

The Company uses the Black-Scholes Merton option pricing model to estimate the fair value of stock options.  The principal assumptions utilized in valuing stock options include the expected stock price volatility (based on the most recent historical period beginning December 12, 2012); the expected option life; the expected dividend yield; and the risk-free rate (an estimate based upon the yields of Treasury constant maturities) equal to the expected life of the option.  The fair values for the options granted in 2013 were determined using the Black-Scholes Merton option pricing model with the following assumptions:

	For the years ended
	December 31,
	2013	2012

Dividend yield	0.00%	0.00%
Risk-free interest rates	2.80%	N/A
Expected volatility	72.68%	N/A
Expected term (in years)	10	N/A

There was no reduction for estimated forfeitures.  Under this model and the foregoing assumptions, the options granted in 2013 were valued at $151,053.  Of this amount, $87,452, $15,900 and $47,701 is attributable to executives, employees and consultants, respectively.  These amounts are included in general and administrative expenses in the accompanying Consolidated Statement of Operations.

The following table summarizes the stock option activity for the year ended December 31, 2013:

Weighted
Average
		Weighted	Remaining
		Average	Contractual	Aggregate
	Number	Exercise	Life (In	Intrinsic
	of Shares	Price	Years)	Value

Balances at December 31, 2012	-	-	-	-

Options granted during 2013	475,000	$0.89	-	-

Options exercised during 2013	-	-	-	-

Options forfeited/cancelled during 2013	-	-	-	-

Balances at December 31, 2013	475,000	$0.89	9.88	$4,750.00

The aggregate intrinsic value for the options is calculated as the difference between the exercise prices of the underlying options and the quoted price of the Company’s Common Stock for the options that were in-the-money at December 31, 2013.